CONTINGENT LIABILITIES AND COMMITMENTS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Contingent Liabilities And Commitments [Line Items]
Operating Leases, Rent Expense, Net	$ 149	$ 50	$ 44
Description of Grant Received	up to 100% of the amount of grants received (100% plus interest at LIBOR).
Accrued Royalties	117
Operating Leases, Future Minimum Payments Due	356
New Operating Lease Agreement [Member]
Contingent Liabilities And Commitments [Line Items]
Operating Leases, Rent Expense, Net	67	51	18
Operating Leases, Future Minimum Payments Due	14
Office of Chief Scientist [Member] | Research and Development Expense [Member]
Contingent Liabilities And Commitments [Line Items]
Receipts For Participation Payments	$ 106
Office of Chief Scientist [Member] | Maximum [Member]
Contingent Liabilities And Commitments [Line Items]
Royalties percentage	5.00%
Office of Chief Scientist [Member] | Minimum [Member]
Contingent Liabilities And Commitments [Line Items]
Royalties percentage	3.00%